Debentures	6 Months Ended
Jun. 30, 2018
Debentures [Abstract]
Debentures
13.	Debentures

Debentures are presented in local currency:

	Additional information	Annual charges	June 30, 2018	December 31, 2017
1st issue	(a)	CDI + Interest from 2.0%	265,195	419,236
2nd issue	(b)	CDI + Interest from 2.0%	676,893	649,743
Total			942,088	1,068,979

(a)	1st issue of debentures

On June 27, 2011, the Company conducted its 1st issue of unsecured, subordinated debentures, not convertible into shares, with collateral and additional personal guarantee, for public distribution with restricted placement efforts, for the issue of 2,720 debentures, with a face value of R$250, fully paid by Banco BTG Pactual S.A., with semi-annual payments starting of September 2013 and final maturity on March 9, 2017.

The proceeds from the issue of these debentures were used to settle loans outstanding from Banco BTG Pactual.

(b)	2nd issue of debentures

On December 14, 2012, the Company completed its second issue of unsecured debentures, not convertible into shares, with collateral and additional personal guarantee, for public distribution with restricted placement efforts, for the issue of 3,000 debentures with a face value of R$250. The actual issuance was for 2,600 debentures. The debentures mature in five years and bear interest at the CDI rate plus of 2.60% p.a. Principal would be repaid semiannually, in seven installments beginning in December 2014.

In 2015 and 2016, the Company renegotiated installments maturing June 2015, December 2015, June 2016 and December 2016, with payment in 2017.

The proceeds from the issue of the debentures were used to settle bank loans, to extend the debt maturities in working capital.

On August 10, 2017, Estre entered into a binding facility commitment letter with the holders of the debentures (1st and 2nd issuances) and related debt acknowledgment instrument, which provided for the restructuring of the existing debentures and related debt acknowledgment instrument through the prepayment of US$200 million, a partial debt write-down and the restructuring of the existing debentures. On December 7, 2017, Estre amended the binding facility commitment letter, pursuant to which the creditors agreed to amend the required prepayment to a defined range of the repayment of a minimum debt prepayment of US$100 million and a maximum debt prepayment of US$200 million.

On December 21, 2017, Estre completed the debt restructuring and prepaid R$166,881 of the outstanding amount. In addition, the debenture holders granted a haircut for an amount of R$41,720, corresponding to 25% of the prepaid amount. Such haircut was recorded as finance income.

As a result of the restructuring above, the outstanding debentures and related debt acknowledgment instrument bear interest at a rate of CDI plus 2.0% per annum, with payments of principal to be repaid semi-annually in 11 installments after a three-year grace period and maturing in 8 years. Interest is payable semi-annually after a grace period of two years on the debenture outstanding balance plus monthly compounded interest accrued over the first 18 months.

IAS 39 required that a substantial modification of the terms of an existing financial liability, or a part of it, should be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Company concluded that the net present value of the cash flows under the new terms of the refinanced debt, discounted at the original effective interest rate was below a 10% difference compared to the discounted present value of the remaining cash flows of the original debt instrument, therefore, the Company accounted for the debt restructuring as a debt modification.

(c)	Covenants

According to the Company's debenture agreements, the following financial indices must be calculated and presented by the Company's management, semi-annually on June 30 and December 31 of each year, as from December 31, 2018:

(a) the quotient of the division of Net Debt by EBITDA shall be equal to or lower than the following indices based on the Company's consolidated financial statements for the following fiscal years:

Net Debt / EBITDA
December 31, 2018 - 4.0x
December 31, 2019 and subsequent fiscal years - 3.5x

(b) from December 31, 2019 (inclusive), for three consecutive semesters, the ratio of the Net Debt division to EBITDA should not exceed 3.0x;

(c) the Debt Service Coverage Ratio shall be equal to or greater than 1.2x if the Net Debt / EBITDA ratio is greater than 2.8x and shall be equal to or greater than 1.0x if the ratio of Net Debt / EBITDA is equal to or lower than 2.8x.

Compliance with these covenants ratios will be required from December 31, 2018.

The breakdown of the debentures is as follows:

	1st issue	2nd issue	Total
Balances at December 31, 2017	419,236	649,743	1,068,979
Interest	15,197	27,150	42,347
Conversion into a private debt acknowledgment	(169,238)	-	(169,238)
Balances at June 30, 2018	265,195	676,893	942,088